Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 6,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		$ 3,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		$ 2,611
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		30.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		$ 3,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		11.20
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		$ 12,451
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		$ 5,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		$ 3,750
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18		10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19		$ 60,001
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		$ 1,106,459
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23		$ 155,052
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24		3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25		$ 204,101
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26		6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27		$ 29,343
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28		3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29		$ 24,625
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30		8.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31		$ 1,628,581
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	$ 6,250
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	$ 5,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	4.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	$ 12,451
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	$ 3,750
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	10.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	$ 60,001
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	$ 555,968
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	$ 155,052
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	$ 168,883
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	6.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	$ 29,343
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	3.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	$ 24,625
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	8.00
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	$ 365,688
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25	$ 36,569
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27	$ 15,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28	4.80
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29	$ 62,500
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30	5.11
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31	$ 1,508,018